LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The long-term debt of is presented as follows:

	December 31,
	2024	2023
	(in thousands)
Loans	$10,651	$17,845
Leases	7,100	4,357
Total outstanding debt	17,751	22,202
Less current portion	(4,635)	(10,449)
Total long-term debt	$13,116	$11,753

SCHEDULE OF MATURITIES OF OUTSTANDING DEBT

The scheduled maturities of outstanding debt As of December 31, 2024 are as follows:

(in thousands)
2025	$4,634
2026	2,968
2027	2,426
2028	1,554
2029	1,476
Thereafter	4,693
Total outstanding debt	$17,751